Consolidated Statements of Profit or Loss ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares		Dec. 31, 2020 USD ($) $ / shares
Net Loss Per Share [Abstract]
Revenues		$ 79,743	$ 32,520		$ 38
Cost of revenues		73,297	27,424
Gross profit		6,446	5,096		38
Research and development expenses, net		5,574	5,796		1,423
Sales and marketing expenses	[1]	22,800	2,774
General and administrative expenses	[1],[2]	57,579	9,367		1,289
Operating loss		(79,507)	(12,841)		(2,674)
Finance income		(469)	(5)		(13)
Finance expenses		1,701	317		99
Loss before taxes on income		(80,739)	(13,153)		(2,760)
Taxes on income (tax benefit)		(739)	470
Net loss		(80,000)	(13,623)		(2,760)
Attributable to:
Equity holders of the Company		(81,595)	(13,232)		(2,760)
Non-controlling interests		1,595	(391)
Profit (loss)		$ (80,000)	$ (13,623)		$ (2,760)
Net loss per share attributable to equity holders of the Company (USD):
Basic and diluted net loss per share (in Dollars per share) | $ / shares		$ (0.96)		[3]		[3]

[1]	Including USD 15,829 thousand General and administrative expenses to a merger transaction in 2022, see Note 5d below.
[2]	Including USD 525 thousand and USD 57 thousand of allegedly misappropriated expenses by two former senior officers of the Company, during the years 2022 and 2021, respectively. See note 1e below.
[3]	Restated due to accounting for reverse split.